Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Dec-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
30
15-Jan-2021
Distribution Date
31-Dec-2020
1-Dec-2020
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Jan-2021
Record Date
14-Jan-2021
30
31
15-Jan-2021
15-Dec-2020
15-Jan-2021
15-Dec-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
300,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
389,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
125,000,000.00
0.000000
211,076,653.59
24,564,802.11
186,511,851.48
Class A-3 Notes
54.710027
449,000,000.00
0.415394
121,950,000.00
0.00
121,950,000.00
Class A-4 Notes
0.000000
121,950,000.00
1.000000
333,026,653.59
308,461,851.48
24,564,802.11
Total Note Balance
1,384,950,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
18,261,223.78
35,511,558.33
368,538,211.92
35,511,558.33
Pool Balance
388,136,684.37
362,234,633.59
1,508,391,985.09
1,420,462,333.05
87,929,652.04
19,598,472.45
343,973,409.81
35,512,333.05
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
35,511,558.33
2.50%
2.50%
35,512,333.05
2.50%
35,511,558.33
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
2.350000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.710000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
0.248630%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
3.030000%
532,968.55
1.187012
25,097,770.66
55.897039
Class A-4 Notes
3.150000%
320,118.75
2.625000
320,118.75
2.625000
$25,417,889.41
Total
$853,087.30

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Dec-2020
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
27,217,493.59
Recoveries
0.00
25,596,972.54
27,217,493.59
71,762.22
399,551.83
1,148,626.10
580.90
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
323,447.24
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
853,087.30
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
24,564,802.11
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
27,217,493.59
1,476,156.94
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
323,447.24
323,447.24
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
853,087.30
853,087.30
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
532,968.55
0.00
532,968.55
thereof on Class A-4 Notes
320,118.75
0.00
320,118.75
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
853,087.30
853,087.30
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
24,564,802.11
0.00
24,564,802.11
Aggregate Principal Distributable Amount
24,564,802.11
24,564,802.11
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Dec-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,551,155.83
0.00
0.00
3,551,155.83
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
505.70
75.20
75.20
75.20
580.90
3,551,155.83
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Dec-2020
Pool Statistics
Principal Gross Losses
Pool Data
1,508,391,985.09
3.52%
28.01
41.95
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
388,136,684.37
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
9,710,725.66
0.00
305,078.24
362,234,633.59
23,821
24,846
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,953
15,886,246.88
3.39%
52.73
Pool Factor
24.01%
14.04

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Dec-2020
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
362,234,633.59
23,821
100.00%
91-120 Days Delinquent
10
0.05%
184,939.51
61-90 Days Delinquent
26
0.21%
755,347.69
31-60 Days Delinquent
145
0.84%
3,058,737.56
Current
98.90%
358,235,608.83
23,640
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.673%
0.260%
No
Loss Statistics
Average Net Loss / (Gain)
9,260.40
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.054%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.489%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
7,195,327.70
(153,013.00)
Principal Net Loss / (Gain)
Principal Recoveries
386,791.20
7,601,445.23
Principal Net Liquidation Proceeds
71,300.04
6,588,301.13
Principal Gross Losses
305,078.24
21,385,074.06
14
777
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.477%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.746%
(0.054%)
0.015%